Revenue (Details) - Schedule of deferred revenue consists of customer billings - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Revenue Consists of Customer Billings [Abstract]
Balance at beginning of the period		$ 2,171,668	$ 249,804
Add: Billings		8,086,620	4,553,356
Add: Acquired in business combination			1,874,182
Less: Revenue recognized*	[1]	(6,923,927)	(4,502,956)
Less: foreign exchange loss		13,029	(1,998)
Balance at end of the period		$ 3,347,390	$ 2,171,668

[1]	includes revenue recognized of $ 2,106,485 and $ 249,084 for the year ended December 31, 2022 and 2021, respectively that was included in the deferred revenue balance at the beginning of the period.